Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information Disclosure	Condensed Consolidating Financial Information
Our $2.5 billion aggregate principal amount of senior unsecured notes co-issued by Genesis Energy, L.P. and Genesis Energy Finance Corporation are fully and unconditionally guaranteed jointly and severally by all of Genesis Energy, L.P.’s current and future 100% owned domestic subsidiaries, except Genesis Free State Pipeline, LLC, Genesis NEJD Pipeline, LLC and certain other minor subsidiaries. Genesis NEJD Pipeline, LLC is 100% owned by Genesis Energy, L.P., the parent company. The remaining non-guarantor subsidiaries are owned by Genesis Crude Oil, L.P., a guarantor subsidiary. Genesis Energy Finance Corporation has no independent assets or operations. See Note 11 for additional information regarding our consolidated debt obligations.
On September 23, 2019, the Company announced the expansion of its Granger facilities which included designating the subsidiaries that hold our Alkali business (such subsidiaries, collectively, the "Alkali business") as unrestricted subsidiaries of the Company under our indentures. Following such designation, the Alkali business no longer guarantees our notes. The Alkali business was historically presented as guarantor subsidiaries in footnote 25 and because of such designation will now be presented as non-guarantor subsidiaries. The changes made did not impact the Company's previously reported consolidated net operating results, financial position, or cash flows.
The condensed consolidating balance sheet as of December 31, 2018 and 2017 and the condensed consolidating statements of operations and cash flows for the years ended December 31, 2018 and 2017 included in footnote 25 of the Notes to Consolidated Financial Statements have been retrospectively adjusted to reflect these updates to our non-guarantor subsidiaries as though the Alkali business had been presented as non-guarantor subsidiaries in all periods presented. It is noted that the statements of operations and cash flows for the year ended December 31, 2016 were not retrospectively adjusted as we did not acquire our Alkali business until the third quarter of 2017. All other information in the 2018 Form 10-K remains unchanged.
The following is condensed consolidating financial information for Genesis Energy, L.P. and subsidiary guarantors:

Condensed Consolidating Balance Sheet
December 31, 2018

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6	$—	$4,924	$5,370	$—	$10,300
Other current assets	50	—	229,411	203,683	(165)	432,979
Total current assets	56	—	234,335	209,053	(165)	443,279
Fixed Assets, at cost	—	—	4,602,164	838,694	—	5,440,858
Less: Accumulated depreciation	—	—	(926,830)	(96,995)	—	(1,023,825)
Net fixed assets	—	—	3,675,334	741,699	—	4,417,033
Mineral Leaseholds, net of accumulated depletion	—	—	—	560,481	—	560,481
Goodwill	—	—	301,959	—	—	301,959
Other assets, net	10,776	—	435,540	122,538	(167,620)	401,234
Advances to affiliates	3,305,568	—	—	105,917	(3,411,485)	—
Equity investees	—	—	355,085	—	—	355,085
Investments in subsidiaries	2,648,510	—	1,413,334	—	(4,061,844)	—
Total assets	$5,964,910	$—	$6,415,587	$1,739,688	$(7,641,114)	$6,479,071
LIABILITIES AND CAPITAL
Current liabilities	$39,342	$—	$177,104	$116,498	$(110)	$332,834
Senior secured credit facility	970,100	—	—	—	—	970,100
Senior unsecured notes, net of debt issuance costs	2,462,363	—	—	—	—	2,462,363
Deferred tax liabilities	—	—	12,576	—	—	12,576
Advances from affiliates	—	—	3,411,515	—	(3,411,515)	—
Other liabilities	40,840	—	174,249	211,590	(167,481)	259,198
Total liabilities	3,512,645	—	3,775,444	328,088	(3,579,106)	4,037,071
Mezzanine Capital:
Class A Convertible Preferred Units	761,466	—	—	—	—	761,466
Partners’ capital, common units	1,690,799	—	2,640,143	1,421,865	(4,062,008)	1,690,799
Accumulated other comprehensive income (loss)(1)	—	—	—	939	—	939
Noncontrolling interests	—	—	—	(11,204)	—	(11,204)
Total liabilities, mezzanine capital and partners’ capital	$5,964,910	$—	$6,415,587	$1,739,688	$(7,641,114)	$6,479,071

(1) The entire balance and activity within Accumulated Other Comprehensive Income is related to our pension held within our Non-Guarantor Subsidiaries.

Condensed Consolidating Balance Sheet
December 31, 2017

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6	$—	$5,230	$3,805	$—	$9,041
Other current assets	50	—	407,821	219,177	(56)	626,992
Total current assets	56	—	413,051	222,982	(56)	636,033
Fixed Assets, at cost	—	—	4,832,639	768,376	—	5,601,015
Less: Accumulated depreciation	—	—	(692,193)	(42,793)	—	(734,986)
Net fixed assets	—	—	4,140,446	725,583	—	4,866,029
Mineral Leaseholds, net of accumulated depletion	—	—	—	564,506	—	564,506
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	14,083	—	372,201	132,470	(154,437)	364,317
Advances to affiliates	3,808,712	—	—	86,023	(3,894,735)	—
Equity investees	—	—	381,550	—	—	381,550
Investments in subsidiaries	2,689,861	—	1,431,550	—	(4,121,411)	—
Total assets	$6,512,712	$—	$7,063,844	$1,731,564	$(8,170,639)	$7,137,481
LIABILITIES AND CAPITAL
Current liabilities	$46,086	$—	$307,673	$102,761	$(256)	$456,264
Senior secured credit facility	1,099,200	—	—	—	—	1,099,200
Senior unsecured notes, net of debt issuance costs	2,598,918	—	—	—	—	2,598,918
Deferred tax liabilities	—	—	11,913	—	—	11,913
Advances from affiliates	—	—	3,894,627	—	(3,894,627)	—
Other liabilities	45,210	—	166,705	198,946	(154,290)	256,571
Total liabilities	3,789,414	—	4,380,918	301,707	(4,049,173)	4,422,866
Mezzanine Capital
Class A Convertible Preferred Units	697,151	—	—	—	—	697,151
Partners' capital	2,026,147	—	2,682,926	1,438,540	(4,121,466)	2,026,147
Accumulated other comprehensive income (loss)	—	—	—	(604)	—	(604)
Noncontrolling interests	—	—	—	(8,079)	—	(8,079)
Total liabilities, mezzanine capital and partners’ capital	$6,512,712	$—	$7,063,844	$1,731,564	$(8,170,639)	$7,137,481

Condensed Consolidating Statement of Operations
Year Ended December 31, 2018

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Offshore pipeline transportation services	$—	$—	$284,544	$—	$—	$284,544
Sodium minerals and sulfur services	—	—	333,495	856,221	(15,282)	1,174,434
Marine transportation	—	—	219,937	—	—	219,937
Onshore facilities and transportation	—	—	1,214,235	19,620	—	1,233,855
Total revenues	—	—	2,052,211	875,841	(15,282)	2,912,770
COSTS AND EXPENSES:
Onshore facilities and transportation costs	—	—	1,125,528	1,202	—	1,126,730
Marine transportation operating costs	—	—	172,527	—	—	172,527
Sodium minerals and sulfur services operating costs	—	—	259,573	668,200	(15,282)	912,491
Offshore pipeline transportation operating costs	—	—	64,272	2,396	—	66,668
General and administrative	—	—	65,481	1,417	—	66,898
Depreciation, depletion and amortization	—	—	249,820	63,370	—	313,190
Gain on sale of assets	—	—	(42,264)	—	—	(42,264)
Impairment expense	—	—	100,093	26,189	—	126,282
Total costs and expenses	—	—	1,995,030	762,774	(15,282)	2,742,522
OPERATING INCOME	—	—	57,181	113,067	—	170,248
Equity in earnings of equity investees	—	—	43,626	—	—	43,626
Equity in earnings of subsidiaries	219,615	—	107,684	—	(327,299)	—
Interest expense, net	(230,713)	—	13,027	(11,505)	—	(229,191)
Other income	5,023	—	—	—	—	5,023
Income before income taxes	(6,075)	—	221,518	101,562	(327,299)	(10,294)
Income tax benefit (expense)	—	—	(1,727)	229	—	(1,498)
NET INCOME (LOSS)	(6,075)	—	219,791	101,791	(327,299)	(11,792)
Net loss attributable to noncontrolling interests	—	—	—	5,717	—	5,717
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$(6,075)	$—	$219,791	$107,508	$(327,299)	$(6,075)
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	(69,801)	—	—	—	—	(69,801)
NET INCOME (LOSS) AVAILABLE TO COMMON UNIT HOLDERS	$(75,876)	$—	$219,791	$107,508	$(327,299)	$(75,876)

Condensed Consolidating Statement of Operations
Year Ended December 31, 2017

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Offshore pipeline transportation services	$—	$—	$318,239	$—	$—	$318,239
Sodium minerals and sulfur services	—	—	185,852	286,263	(9,493)	462,622
Marine transportation	—	—	205,287	—	—	205,287
Onshore facilities and transportation	—	—	1,023,293	18,936	—	1,042,229
Total revenues	—	—	1,732,671	305,199	(9,493)	2,028,377
COSTS AND EXPENSES:
Onshore facilities and transportation costs	—	—	967,558	1,089	—	968,647
Marine transportation operating costs	—	—	154,606	—	—	154,606
Sodium minerals and sulfur services operating costs	—	—	117,224	226,187	(9,493)	333,918
Offshore pipeline transportation operating costs	—	—	69,225	2,840	—	72,065
General and administrative	—	—	65,862	559	—	66,421
Depreciation, depletion and amortization	—	—	232,303	20,177	—	252,480
Gain on sale of assets	—	—	(40,311)	—	—	(40,311)
Total costs and expenses	—	—	1,566,467	250,852	(9,493)	1,807,826
OPERATING INCOME	—	—	166,204	54,347	—	220,551
Equity in earnings of equity investees	—	—	51,046	—	—	51,046
Equity in earnings of subsidiaries	276,341	—	41,494	—	(317,835)	—
Interest expense, net	(176,979)	—	13,825	(13,608)	—	(176,762)
Other expense	(16,715)	—	—	—	—	(16,715)
Income before income taxes	82,647	—	272,569	40,739	(317,835)	78,120
Income tax expense	—	—	3,928	31	—	3,959
NET INCOME	82,647	—	276,497	40,770	(317,835)	82,079
Net loss attributable to noncontrolling interests	—	—	—	568	—	568
NET INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$82,647	$—	$276,497	$41,338	$(317,835)	$82,647
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	(21,995)	—	—	—	—	(21,995)
NET INCOME AVAILABLE TO COMMON UNIT HOLDERS	$60,652	$—	$276,497	$41,338	$(317,835)	$60,652

Condensed Consolidating Statement of Operations
Year Ended December 31, 2016

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Offshore pipeline transportation services	$—	$—	$334,679	$—	$—	$334,679
Sodium minerals and sulfur services	—	—	171,389	7,873	(7,759)	171,503
Marine transportation	—	—	213,021	—	—	213,021
Onshore facilities and transportation	—	—	972,794	20,496	—	993,290
Total revenues	—	—	1,691,883	28,369	(7,759)	1,712,493
COSTS AND EXPENSES:
Onshore facilities and transportation costs	—	—	923,567	1,060	—	924,627
Marine transportation operating costs	—	—	142,551	—	—	142,551
Sodium minerals and sulfur services operating costs	—	—	90,711	8,491	(7,759)	91,443
Offshore pipeline transportation operating costs	—	—	68,791	10,833	—	79,624
General and administrative	—	—	45,625	—	—	45,625
Depreciation and amortization	—	—	219,696	2,500	—	222,196
Total costs and expenses	—	—	1,490,941	22,884	(7,759)	1,506,066
OPERATING INCOME	—	—	200,942	5,485	—	206,427
Equity in earnings of equity investees	—	—	47,944	—	—	47,944
Equity in earnings of subsidiaries	253,048	—	(6,744)	—	(246,304)	—
Interest expense, net	(139,799)	—	14,407	(14,555)	—	(139,947)
Income before income taxes	113,249	—	256,549	(9,070)	(246,304)	114,424
Income tax expense	—	—	(3,337)	(5)	—	(3,342)
NET INCOME	$113,249	$—	$253,212	$(9,075)	$(246,304)	$111,082
Net loss attributable to noncontrolling interest	$—	$—	$—	$2,167	$—	2,167
NET INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$113,249	$—	$253,212	$(6,908)	$(246,304)	$113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	$—	$—	$—	$—	$—	—
NET INCOME AVAILABLE TO COMMON UNIT HOLDERS	$113,249	$—	$253,212	$(6,908)	$(246,304)	$113,249

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2018

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$28,784	$—	$514,096	$207,870	$(360,711)	$390,039
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(114,887)	(80,480)	—	(195,367)
Cash distributions received from equity investees - return of investment	—	—	28,979	—	—	28,979
Investments in equity investees	—	—	(3,018)	—	—	(3,018)
Intercompany transfers	503,144	—	—	—	(503,144)	—
Repayments on loan to non-guarantor subsidiary	—	—	7,484	—	(7,484)	—
Proceeds from asset sales	—	—	310,099	—	—	310,099
Net cash provided by (used in) provided by investing activities	503,144	—	228,657	(80,480)	(510,628)	140,693
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	980,700	—	—	—	—	980,700
Repayments on senior secured credit facility	(1,109,800)	—	—	—	—	(1,109,800)
Repayment of senior unsecured notes	(145,170)	—	—	—	—	(145,170)
Debt issuance costs	(242)	—	—	—	—	(242)
Intercompany transfers	—	—	(485,506)	(17,638)	503,144	—
Distributions to partners/owners	(257,416)	—	(257,416)	(123,900)	381,316	(257,416)
Contributions from noncontrolling interest	—	—	—	2,592	—	2,592
Other, net	—	—	(137)	13,121	(13,121)	(137)
Net cash provided by (used in) financing activities	(531,928)	—	(743,059)	(125,825)	871,339	(529,473)
Net increase in cash and cash equivalents	—	—	(306)	1,565	—	1,259
Cash and cash equivalents at beginning of period	6	—	5,230	3,805	—	9,041
Cash and cash equivalents at end of period	$6	$—	$4,924	$5,370	$—	$10,300

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2017

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$162,980	$—	$448,873	$30,467	$(318,764)	$323,556
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(236,151)	(14,442)	—	(250,593)
Cash distributions received from equity investees - return of investment	—	—	35,582	—	—	35,582
Investments in equity investees	(140,513)	—	(4,647)	—	140,513	(4,647)
Acquisitions	—	—	(759)	(1,325,000)	—	(1,325,759)
Intercompany transfers	(1,157,781)	—	(1,325,000)	—	2,482,781	—
Repayments on loan to non-guarantor subsidiary	—	—	6,764	—	(6,764)	—
Contributions in aid of construction costs	—	—	124	—	—	124
Proceeds from assets sales	—	—	85,722	—	—	85,722
Net cash (used in) provided by investing activities	(1,298,294)	—	(1,438,365)	(1,339,442)	2,616,530	(1,459,571)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,458,700	—	—	—	—	1,458,700
Repayments on senior secured credit facility	(1,637,700)	—	—	—	—	(1,637,700)
Proceeds from issuance of senior unsecured notes, including premium	1,000,000	—	—	—	—	1,000,000
Proceeds from issuance of Series A convertible preferred	726,419	—	—	—	—	726,419
Repayment of senior unsecured notes	(204,830)	—	—	—	—	(204,830)
Debt issuance costs	(25,913)	—	—	—	—	(25,913)
Intercompany transfers	—	—	1,169,781	1,313,000	(2,482,781)	—
Issuance of common units for cash, net	140,513	—	140,513	—	(140,513)	140,513
Distributions to partners/owners	(321,875)	—	(321,875)	(17,500)	339,375	(321,875)
Contributions from noncontrolling interest	—	—	—	2,770	—	2,770
Other, net	—	—	(57)	13,847	(13,847)	(57)
Net cash provided by (used in) financing activities	1,135,314	—	988,362	1,312,117	(2,297,766)	1,138,027
Net increase in cash and cash equivalents	—	—	(1,130)	3,142	—	2,012
Cash and cash equivalents at beginning of period	6	—	6,360	663	—	7,029
Cash and cash equivalents at end of period	$6	$—	$5,230	$3,805	$—	$9,041

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2016

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$179,853	$—	$382,734	$9,586	$(289,421)	$282,752
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(463,100)	—	—	(463,100)
Cash distributions received from equity investees - return of investment	—	—	36,939	—	—	36,939
Investments in equity investees	(298,020)	—	—	—	298,020	—
Acquisitions	—	—	(25,394)	—	—	(25,394)
Intercompany transfers	(31,436)	—	—	—	31,436	—
Repayments on loan to non-guarantor subsidiary	—	—	6,113	—	(6,113)	—
Contributions in aid of construction costs	—	—	13,374	—	—	13,374
Proceeds from asset sales	—	—	3,609	—	—	3,609
Other, net	—	—	(151)	—	—	(151)
Net cash (used in) provided by investing activities	(329,456)	—	(428,610)	—	323,343	(434,723)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,115,800	—	—	—	—	1,115,800
Repayments on senior secured credit facility	(952,600)	—	—	—	—	(952,600)
Debt issuance costs	(1,578)	—	—	—	—	(1,578)
Distribution to partners/owners	(310,039)	—	(310,039)	—	310,039	(310,039)
Contributions from noncontrolling interest	—	—	—	236	—	236
Issuance of common units for cash, net	298,020	—	298,020	—	(298,020)	298,020
Intercompany transfers	—	—	57,701	(26,264)	(31,437)	—
Other, net	—	—	(1,734)	14,504	(14,504)	(1,734)
Net cash provided by (used in) financing activities	149,603	—	43,948	(11,524)	(33,922)	148,105
Net decrease in cash and cash equivalents	—	—	(1,928)	(1,938)	—	(3,866)
Cash and cash equivalents at beginning of period	6	—	8,288	2,601	—	10,895
Cash and cash equivalents at end of period	$6	$—	$6,360	$663	$—	$7,029